UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENTCOMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant's telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-01-2014 – 06-30-2015

Item 1.  Proxy Voting Record.
=====================ONE CHOICE 2015 PORTFOLIO=====================

American Century International Bond Fund
Ticker: AIDIX	CUSIP: 025082306
Meeting Date: September 15, 2014	Meeting Type: Special
Record Date: June 30, 2014

PROPOSAL NO.	PROPOSAL	MANAGEMENT RECOMMENDATION	VOTE CAST	SPONSOR
1	To approve a change in International Bond Fund's investment objective.	FOR	Proportional	Management
2	To approve re-classification of International Bond Fund's investment objective from "fundamental" to "non-fundamental."	FOR	Proportional	Management

=====================ONE CHOICE 2020 PORTFOLIO=====================

American Century International Bond Fund
Ticker: AIDIX	CUSIP: 025082306
Meeting Date: September 15, 2014	Meeting Type: Special
Record Date: June 30, 2014

PROPOSAL NO.	PROPOSAL	MANAGEMENT RECOMMENDATION	VOTE CAST	SPONSOR
1	To approve a change in International Bond Fund's investment objective.	FOR	Proportional	Management
2	To approve re-classification of International Bond Fund's investment objective from "fundamental" to "non-fundamental."	FOR	Proportional	Management

=====================ONE CHOICE 2025 PORTFOLIO=====================

American Century International Bond Fund
Ticker: AIDIX	CUSIP: 025082306
Meeting Date: September 15, 2014	Meeting Type: Special
Record Date: June 30, 2014

PROPOSAL NO.	PROPOSAL	MANAGEMENT RECOMMENDATION	VOTE CAST	SPONSOR
1	To approve a change in International Bond Fund's investment objective.	FOR	Proportional	Management
2	To approve re-classification of International Bond Fund's investment objective from "fundamental" to "non-fundamental."	FOR	Proportional	Management

=====================ONE CHOICE 2030 PORTFOLIO=====================

American Century International Bond Fund
Ticker: AIDIX	CUSIP: 025082306
Meeting Date: September 15, 2014	Meeting Type: Special
Record Date: June 30, 2014

PROPOSAL NO.	PROPOSAL	MANAGEMENT RECOMMENDATION	VOTE CAST	SPONSOR
1	To approve a change in International Bond Fund's investment objective.	FOR	Proportional	Management
2	To approve re-classification of International Bond Fund's investment objective from "fundamental" to "non-fundamental."	FOR	Proportional	Management

=====================ONE CHOICE 2035 PORTFOLIO=====================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

=====================ONE CHOICE 2040 PORTFOLIO=====================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

=====================ONE CHOICE 2045 PORTFOLIO=====================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

=====================ONE CHOICE 2050 PORTFOLIO=====================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

=====================ONE CHOICE 2055 PORTFOLIO=====================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

=====================ONE CHOICE IN RETIREMENT PORTFOLIO=====================

American Century International Bond Fund
Ticker: AIDIX	CUSIP: 025082306
Meeting Date: September 15, 2014	Meeting Type: Special
Record Date: June 30, 2014

PROPOSAL NO.	PROPOSAL	MANAGEMENT RECOMMENDATION	VOTE CAST	SPONSOR
1	To approve a change in International Bond Fund's investment objective.	FOR	Proportional	Management
2	To approve re-classification of International Bond Fund's investment objective from "fundamental" to "non-fundamental."	FOR	Proportional	Management

====================ONE CHOICE PORTFOLIO: VERY AGGRESSIVE====================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

====================ONE CHOICE PORTFOLIO: AGGRESSIVE====================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

====================ONE CHOICE PORTFOLIO: MODERATE====================

American Century International Bond Fund
Ticker: BEGBX	CUSIP: 025082108
Meeting Date: September 15, 2014	Meeting Type: Special
Record Date: June 30, 2014

PROPOSAL NO.	PROPOSAL	MANAGEMENT RECOMMENDATION	VOTE CAST	SPONSOR
1	To approve a change in International Bond Fund's investment objective.	FOR	Proportional	Management
2	To approve re-classification of International Bond Fund's investment objective from "fundamental" to "non-fundamental."	FOR	Proportional	Management

====================ONE CHOICE PORTFOLIO: CONSERVATIVE====================

American Century International Bond Fund
Ticker: BEGBX	CUSIP: 025082108
Meeting Date: September 15, 2014	Meeting Type: Special
Record Date: June 30, 2014

PROPOSAL NO.	PROPOSAL	MANAGEMENT RECOMMENDATION	VOTE CAST	SPONSOR
1	To approve a change in International Bond Fund's investment objective.	FOR	Proportional	Management
2	To approve re-classification of International Bond Fund's investment objective from "fundamental" to "non-fundamental."	FOR	Proportional	Management

===================ONE CHOICE PORTFOLIO: VERY CONSERVATIVE===================

American Century International Bond Fund
Ticker: BEGBX	CUSIP: 025082108
Meeting Date: September 15, 2014	Meeting Type: Special
Record Date: June 30, 2014

PROPOSAL NO.	PROPOSAL	MANAGEMENT RECOMMENDATION	VOTE CAST	SPONSOR
1	To approve a change in International Bond Fund's investment objective.	FOR	Proportional	Management
2	To approve re-classification of International Bond Fund's investment objective from "fundamental" to "non-fundamental."	FOR	Proportional	Management

=====================ONE CHOICE 2015 PORTFOLIO R6=====================

American Century International Bond Fund
Ticker: AIDDX	CUSIP: 025082843
Meeting Date: September 15, 2014	Meeting Type: Special
Record Date: June 30, 2014

PROPOSAL NO.	PROPOSAL	MANAGEMENT RECOMMENDATION	VOTE CAST	SPONSOR
1	To approve a change in International Bond Fund's investment objective.	FOR	Proportional	Management
2	To approve re-classification of International Bond Fund's investment objective from "fundamental" to "non-fundamental."	FOR	Proportional	Management

====================ONE CHOICE 2020 PORTFOLIO R6====================

American Century International Bond Fund
Ticker: AIDDX	CUSIP: 025082843
Meeting Date: September 15, 2014	Meeting Type: Special
Record Date: June 30, 2014

PROPOSAL NO.	PROPOSAL	MANAGEMENT RECOMMENDATION	VOTE CAST	SPONSOR
1	To approve a change in International Bond Fund's investment objective.	FOR	Proportional	Management
2	To approve re-classification of International Bond Fund's investment objective from "fundamental" to "non-fundamental."	FOR	Proportional	Management

====================ONE CHOICE 2025 PORTFOLIO R6====================

American Century International Bond Fund
Ticker: AIDDX	CUSIP: 025082843
Meeting Date: September 15, 2014	Meeting Type: Special
Record Date: June 30, 2014

PROPOSAL NO.	PROPOSAL	MANAGEMENT RECOMMENDATION	VOTE CAST	SPONSOR
1	To approve a change in International Bond Fund's investment objective.	FOR	Proportional	Management
2	To approve re-classification of International Bond Fund's investment objective from "fundamental" to "non-fundamental."	FOR	Proportional	Management

====================ONE CHOICE 2030 PORTFOLIO R6====================

American Century International Bond Fund
Ticker: AIDDX	CUSIP: 025082843
Meeting Date: September 15, 2014	Meeting Type: Special
Record Date: June 30, 2014

PROPOSAL NO.	PROPOSAL	MANAGEMENT RECOMMENDATION	VOTE CAST	SPONSOR
1	To approve a change in International Bond Fund's investment objective.	FOR	Proportional	Management
2	To approve re-classification of International Bond Fund's investment objective from "fundamental" to "non-fundamental."	FOR	Proportional	Management

====================ONE CHOICE 2035 PORTFOLIO R6====================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

====================ONE CHOICE 2040 PORTFOLIO R6====================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

====================ONE CHOICE 2045 PORTFOLIO R6====================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

====================ONE CHOICE 2050 PORTFOLIO R6====================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

====================ONE CHOICE 2055 PORTFOLIO R6====================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

====================ONE CHOICE IN RETIREMENT PORTFOLIO R6====================

American Century International Bond Fund
Ticker: AIDDX	CUSIP: 025082843
Meeting Date: September 15, 2014	Meeting Type: Special
Record Date: June 30, 2014

PROPOSAL NO.	PROPOSAL	MANAGEMENT RECOMMENDATION	VOTE CAST	SPONSOR
1	To approve a change in International Bond Fund's investment objective.	FOR	Proportional	Management
2	To approve re-classification of International Bond Fund's investment objective from "fundamental" to "non-fundamental."	FOR	Proportional	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By (Signature and Title)*	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President

Date	June 21, 2016

*Print the name and title of each signing officer under his or her signature.